Prepaid and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid and Other Current Assets

	As of December 31, (in thousands)
	2017	2018
Prepaid cost of revenue	$12,579	$12,268
Rental deposits	7,402	6,253
Prepaid tax	1,440	1,072
Loans to third parties	28,544	—
Due from 7Road	5,344	—
Others	6,668	5,805

Total	$61,977	$25,398